Note 11 - Supplement Disclosures With Respect to Cash Flows (Details Textual) - CAD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Statement Line Items [Line Items]
Adjustments for increase (decrease) in accounts payable and accrued liabilities		$ 377,925	$ 341,831	$ 670,068
Increase (decrease) in number of shares outstanding, acquisition of exploration and evaluation assets (in shares)		1,836,416	29,900	29,900
Acquisition of exploration and evaluation assets	$ 235,600	$ 6,866,449	$ 235,600	$ 235,600
Increase (decrease) in number of shares outstanding, issued for services (in shares)			30,900	30,900
Issue of equity, shares issued for services			$ 187,872	$ 187,872
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares)		162,781	40,000	40,000
Class of warrant or right, granted, value		$ 201,500	$ 270,400	$ 270,400